Restructuring and Related Charges (Schedule of Restructuring Charges Incurred Cumulative to Date) (Detail) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	12 Months Ended	18 Months Ended
	Sep. 27, 2013	Mar. 28, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 14.9	$ 45.8
Specialty Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	2.4	5.2
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	9.5	36.3
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 3.0	$ 4.3